FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2009
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Global Opportunities Management LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:


/s/ Daniel J. McNally    St. Francis, Wisconsin    May 15, 2009
    (Signature)          (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:              $26,434  (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:                     None


Column 1:                   Column 2:        Column 3:    Column 4:   Column 5:            Column 6:   Column 7:  Column 8:
Name of                     Title of         CUSIP        Value       Shrs or SH/PRN Put/  Investment  Other      Voting Authority
Issuer                      Class            Number       (x $1000)   Prn Amt        Call  Discretion  Managers   Sole Shared   None
AMGEN INC                   NOTE 0.375% 2/0  031162AQ3    11,955      13,150  PRN          Sole                   13,150
AMGEN INC                   COM              031162100       441       8,900  SH     CALL  Sole
ARCHER DANIELS MIDLAND CO   NOTE 0.875% 2/1  039483AW2     1,320       1,400  PRN          Sole                    1,400
CHIQUITA BRANDS INTL INC    NOTE 4.250% 8/1  170032AT3       364         671  PRN          Sole                      671
CITIGROUP INC               COM              172967101        91      35,976  SH           Sole                   35,976
DST SYS INC DEL             DBCV 4.125% 8/1  233326AB3       633         655  PRN          Sole                      655
E M C CORP MASS             COM              268648102       394      34,600  SH     CALL  Sole
E M C CORP MASS             NOTE 1.750%12/0  268648AM4     3,569       3,646  PRN          Sole                    3,646
MEDTRONIC INC               NOTE 1.625% 4/1  585055AM8     5,494       6,199  PRN          Sole                    6,199
NEWMONT MINING CORP         NOTE 1.250% 7/1  651639AJ5     1,407       1,250  PRN          Sole                    1,250
SEACOR HOLDINGS INC         DBCV 2.875%12/1  811904AJ0       766         800  PRN          Sole                      800